Offerings	Jun. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2036
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.9956
Maximum Aggregate Offering Price	$ 497,800,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,213.18
Offering Note
(1)
The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrants’ Registration Statements on Form S-3 (Nos. 333-269102 and 333-269102-01), in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.300% Senior Notes due 2036
Amount of Registration Fee	$ 0
Offering Note
(2)	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.